Held-to-Maturity Securities	12 Months Ended
Dec. 31, 2015
Held-to-Maturity Securities
Held-to-Maturity Securities

6. Held-to-Maturity Securities

        As of December 31, 2014 and 2015, the Group's held-to-maturity securities consist of debt securities carried at amortized cost of RMB3,768,338 and RMB1,807,403 respectively, which approximate the aggregate fair value. All of these securities mature within one year and are classified as current asset. The amount of unrealized holding gain as of December 31, 2014 and 2015 was RMB50,838 and RMB17,403 respectively.

        The held-to-maturity securities all consist of wealth management products purchased from third-party financial institutions with high credit ratings in China. These debt securities have fixed maturity dates and pay a target return on the amount invested. In addition, the principals of these securities are fully guaranteed and early redemption is not allowed.

        There has been no impairment recognized and no sales of any held-to-maturity securities before maturities during the periods presented.